Schedule of Investments (unaudited) July 31, 2021	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares		Value

Common Stocks

Argentina — 0.7%
MercadoLibre, Inc.(a)	35		$54,904

Australia — 0.1%
BHP Group PLC	341		11,040

Brazil — 0.2%
Magazine Luiza SA	585		2,314
Petroleo Brasileiro SA, ADR	54		576
Vale SA, ADR	502		10,552

			13,442

Canada — 1.3%
Enbridge, Inc.	2,727		107,497

Cayman Islands(a) — 0.4%
Diversey Holdings Ltd.	1,629		27,172
Hedosophia European Growth	457		4,009
Highland Transcend Partners I Corp.	372		3,739

			34,920

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, ADR	7	(b)	332

China — 3.2%
AAC Technologies Holdings, Inc.	500		3,001
Aier Eye Hospital Group Co. Ltd., Class A	401		3,657
Alibaba Group Holding Ltd.(a)	600		14,654
Alibaba Group Holding Ltd., ADR(a)	140		27,327
Amoy Diagnostics Co. Ltd., Class A	200		2,549
Asymchem Laboratories Tianjin Co. Ltd., Class A	100		6,161
Autobio Diagnostics Co. Ltd., Class A	130		1,243
BYD Co. Ltd., Class A	400		16,513
China Merchants Bank Co. Ltd., Class H	500		3,804
Contemporary Amperex Technology Co. Ltd., Class A	333		28,540
Enn Energy Holdings Ltd.	100		2,087
Foshan Haitian Flavouring & Food Co. Ltd., Class A	72		1,279
Ganfeng Lithium Co. Ltd., Class H(c)	200		4,305
Glodon Co. Ltd., Class A	200		1,955
Guangdong Marubi Biotechnology Co. Ltd., Class A	100		595
Guangzhou Baiyun International Airport Co. Ltd., Class A	2,300		3,120
Hangzhou Robam Appliances Co. Ltd., Class A	300		1,807
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	100		1,942
Hansoh Pharmaceutical Group Co. Ltd.(c)	2,000		7,167
Huazhu Group Ltd., ADR	31		1,394
Hundsun Technologies, Inc., Class A	413		3,567
Hygeia Healthcare Holdings Co. Ltd.(c)	200		1,996
Industrial & Commercial Bank of China Ltd., Class H	2,000		1,111
JD Health International, Inc.(a)(c)	1,150		12,371
Jiangsu Hengrui Medicine Co. Ltd., Class A	88		743
Jinxin Fertility Group Ltd.(c)	2,000		3,752
Kingdee International Software Group Co. Ltd.(a)	2,000		6,246
Kingsoft Corp. Ltd.	600		2,807
Li Auto, Inc., ADR(a)	494		16,495
NetEase, Inc., ADR	42		4,293
Ping An Insurance Group Co. of China Ltd., Class A	200		1,664
Shanghai International Airport Co. Ltd., Class A	600		3,585
Tencent Holdings Ltd.	700		42,216
Venus MedTech Hangzhou, Inc., Class H(a)(c)	500		3,160
Venustech Group, Inc., Class A	500		2,455
Want Want China Holdings Ltd.	2,000		1,350
WuXi AppTec Co. Ltd., Class A	96		2,236
Wuxi Biologics Cayman, Inc.(a)(c)	433		6,614
Yifeng Pharmacy Chain Co. Ltd., Class A	234		1,768

Security	Shares	Value

China (continued)
Yihai International Holding Ltd.(a)	1,000	$6,032
Yonyou Network Technology Co. Ltd., Class A	708	3,931
Yum China Holdings, Inc.	75	4,664

		266,156

Denmark — 0.1%
DSV Panalpina A/S	24	5,850

Finland — 0.3%
Neste Oyj	422	25,941

France — 4.6%
Alstom SA	1,224	50,767
Arkema SA	287	36,531
Cie de Saint-Gobain	406	29,020
Danone SA	720	52,958
EssilorLuxottica SA	168	31,715
Kering SA	5	4,486
LVMH Moet Hennessy Louis Vuitton SE	60	48,040
Safran SA	558	73,028
Sanofi	528	54,423

		380,968

Germany — 5.4%
Adidas AG	174	63,154
Allianz SE, Registered Shares	287	71,338
Auto1 Group SE(a)(c)	454	22,221
Daimler AG, Registered Shares	671	59,880
Deutsche Telekom AG, Registered Shares	3,203	66,475
Infineon Technologies AG	352	13,451
Puma SE	196	24,043
Siemens AG, Registered Shares	563	87,847
Vantage Towers AG	1,186	41,461

		449,870

Hong Kong — 0.7%
AIA Group Ltd.	4,400	52,649
Hang Lung Properties Ltd.	1,000	2,589
Jardine Matheson Holdings Ltd.	83	4,938
SJM Holdings Ltd.(a)	1,000	902

		61,078

Indonesia — 0.0%
Bank Central Asia Tbk PT	1,500	3,097

Ireland — 0.4%
Aptiv PLC(a)	201	33,537

Israel(a) — 0.4%
ION Acquisition Corp. 2 Ltd.	181	1,816
Playtika Holding Corp.	1,373	30,522
SimilarWeb Ltd.	84	2,014

		34,352

Italy — 2.2%
Atlantia SpA(a)	34	617
Banca Mediolanum SpA	67	659
Buzzi Unicem SpA	23	608
Enel SpA	10,568	97,390
FinecoBank Banca Fineco SpA(a)	38	680
Intesa Sanpaolo SpA	27,821	76,857
Nexi SpA(a)(c)	35	750
Poste Italiane SpA(c)	48	635
Prysmian SpA	20	717
Snam SpA	112	678

		179,591

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan — 1.9%
Daifuku Co. Ltd.	100	$8,961
Hoya Corp.	300	42,351
Kose Corp.	100	15,801
Oriental Land Co. Ltd.	100	13,700
Recruit Holdings Co. Ltd.	200	10,366
Shin-Etsu Chemical Co. Ltd.	300	48,939
Sony Group Corp.	100	10,446
Z Holdings Corp.	600	3,003

		153,567

Netherlands — 3.5%
Adyen NV(a)(c)	15	40,651
Akzo Nobel NV	327	40,393
ASML Holding NV	99	75,674
ING Groep NV	6,402	82,142
NXP Semiconductors NV	235	48,502

		287,362

Norway — 0.0%
LINK Mobility Group Holding ASA(a)	338	1,247

Poland — 0.1%
InPost SA(a)	308	6,039

Portugal — 0.0%
Jeronimo Martins SGPS SA	123	2,506

Singapore — 0.1%
DBS Group Holdings Ltd.	200	4,475
United Overseas Bank Ltd.	200	3,867

		8,342

South Korea — 1.0%
Amorepacific Corp.	106	20,434
Kakao Corp.	102	13,058
LG Chem Ltd.	30	22,035
NCSoft Corp.	6	4,303
POSCO	9	2,863
Samsung SDI Co. Ltd.	30	19,366
SK Holdings Co. Ltd.	3	700

		82,759

Spain — 0.7%
Cellnex Telecom SA(c)	843	54,978

Sweden — 1.5%
Atlas Copco AB, A Shares	81	5,486
Hexagon AB, B Shares	350	5,794
Sandvik AB	1,655	43,156
Volvo AB, B Shares	3,132	73,858

		128,294

Switzerland — 0.1%
Alcon, Inc.	71	5,169
Sika AG, Registered Shares	15	5,284

		10,453

Taiwan — 1.6%
Cathay Financial Holding Co. Ltd.	1,000	1,946
Chunghwa Telecom Co. Ltd.	1,000	4,126
Formosa Chemicals & Fibre Corp.	1,000	2,945
Formosa Plastics Corp.	1,000	3,577
Fubon Financial Holding Co. Ltd.	1,000	2,688
Hon Hai Precision Industry Co. Ltd.	1,000	3,952
Nan Ya Plastics Corp.	1,000	3,121

Security	Shares	Value

Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	5,000	$104,497
Uni-President Enterprises Corp.	1,000	2,623

		129,475

Thailand — 0.0%
Intouch Holdings PCL, Class F	1,300	2,551
Thai Beverage PCL	1,500	718

		3,269

United Arab Emirates — 0.0%
NMC Health PLC(a)(d)	504	—

United Kingdom — 3.3%
Alphawave IP Group PLC(a)	1,250	7,409
Anglo American PLC	231	10,236
AstraZeneca PLC	569	65,384
Compass Group PLC(a)	1,528	32,286
Genius Sports Ltd.(a)	198	3,390
Lloyds Banking Group PLC	74,772	47,276
Rio Tinto PLC	123	10,448
THG PLC(a)	294	2,393
Unilever PLC	1,235	71,076
Vodafone Group PLC	13,396	21,540

		271,438

United States — 57.8%
Abbott Laboratories	708	85,654
AbbVie, Inc.	713	82,922
Air Products & Chemicals, Inc.	196	57,042
Albemarle Corp.	126	25,961
Alnylam Pharmaceuticals, Inc.(a)	41	7,336
Alphabet, Inc., Class C(a)	77	208,240
Altair Engineering, Inc., Class A(a)	53	3,697
AltC Acquisition Corp., Class A, Class A(a)	322	3,172
Amazon.com, Inc.(a)	43	143,086
American Tower Corp.	299	84,557
Anthem, Inc.	127	48,769
Apellis Pharmaceuticals, Inc.(a)	58	3,711
Apple, Inc.	1,448	211,205
Applied Materials, Inc.	263	36,802
Aramark	33	1,159
Atlassian Corp. PLC, Class A(a)	31	10,079
Autodesk, Inc.(a)	136	43,674
Bank of America Corp.	2,883	110,592
Blend Labs, Inc., Class A(a)	425	7,675
Boston Scientific Corp.(a)	2,131	97,174
Bright Horizons Family Solutions, Inc.(a)	14	2,093
Bristol-Myers Squibb Co.	859	58,300
California Resources Corp.(a)	112	3,148
Capital One Financial Corp.	619	100,092
Charles Schwab Corp.	1,102	74,881
Charter Communications, Inc., Class A(a)	57	42,411
Coinbase Global, Inc., Class A(a)	58	13,722
Comcast Corp., Class A	1,475	86,774
ConocoPhillips	1,278	71,645
Costco Wholesale Corp.	151	64,888
Crowdstrike Holdings, Inc., Class A(a)	89	22,571
D.R. Horton, Inc.	610	58,212
Danimer Scientific, Inc.(a)	66	1,101
Datadog, Inc., Class A(a)	35	3,874
Dell Technologies, Inc., Class C(a)	357	34,493
Devon Energy Corp.	40	1,034
Diamondback Energy, Inc.	14	1,080
Dynatrace, Inc.(a)	46	2,938

2

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Edwards Lifesciences Corp.(a)	195	$21,893
EPAM Systems, Inc.(a)	7	3,919
EQT Corp.(a)	2,491	45,809
Estee Lauder Cos., Inc., Class A	15	5,007
Facebook, Inc., Class A(a)	149	53,089
Fifth Wall Acquisition Corp. I, Class A(a)	453	5,617
Fortinet, Inc.(a)	52	14,156
Fortive Corp.	1,054	76,584
Freeport-McMoRan, Inc.	1,777	67,704
Global Payments, Inc.	305	58,990
Green Plains, Inc.	130	4,597
Hilton Worldwide Holdings, Inc.(a)	96	12,619
Home Depot, Inc.	214	70,233
Illumina, Inc.(a)	5	2,479
Insulet Corp.(a)	7	1,958
International Flavors & Fragrances, Inc.	301	45,343
Intuitive Surgical, Inc.(a)	26	25,778
Johnson & Johnson	800	137,760
JPMorgan Chase & Co.	280	42,498
Khosla Ventures Acquisition Co.(a)	340	3,356
L3Harris Technologies, Inc.	101	22,901
Las Vegas Sands Corp.(a)	93	3,938
Liberty Media Acquisition Corp.(a)	734	7,700
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	438	20,450
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	620	28,644
Lions Gate Entertainment Corp., Class A(a)	47	706
Live Nation Entertainment, Inc.(a)	81	6,390
Lowe’s Cos., Inc.	185	35,648
ManpowerGroup, Inc.	35	4,150
Marqeta, Inc., Class A(a)	190	5,098
Marsh & McLennan Cos., Inc.	366	53,882
Mastercard, Inc., Class A	263	101,502
McDonald’s Corp.	275	66,745
Medallia, Inc.(a)	488	16,529
Micron Technology, Inc.(a)	508	39,411
Microsoft Corp.	939	267,530
MongoDB, Inc.(a)	21	7,537
Morgan Stanley	641	61,523
Nevro Corp.(a)	11	1,705
NextEra Energy, Inc.	1,129	87,949
NVIDIA Corp.	253	49,332
Okta, Inc.(a)	40	9,912
O’Reilly Automotive, Inc.(a)	10	6,038
Palo Alto Networks, Inc.(a)	32	12,770
Parker-Hannifin Corp.	110	34,323
PayPal Holdings, Inc.(a)	207	57,035
Peloton Interactive, Inc., Class A(a)	313	36,950
PPG Industries, Inc.	297	48,565
Proofpoint, Inc.(a)	23	4,017
PTC, Inc.(a)	328	44,428
PubMatic, Inc., Class A(a)	81	2,406
Regeneron Pharmaceuticals, Inc.(a)	11	6,321
Reinvent Technology Partners Z(a)	285	2,779
RingCentral, Inc., Class A(a)	15	4,009
Robert Half International, Inc.	46	4,518
salesforce.com, Inc.(a)	315	76,208
Seagen, Inc.(a)	26	3,988
Sempra Energy	529	69,114
Sensata Technologies Holding PLC(a)	37	2,169
ServiceNow, Inc.(a)	102	59,965
Splunk, Inc.(a)	47	6,673

Security	Shares	Value

United States (continued)
TE Connectivity Ltd.	195	$28,757
Thermo Fisher Scientific, Inc.	119	64,261
TJX Cos., Inc.	701	48,236
TransDigm Group, Inc.(a)	7	4,488
Twilio, Inc., Class A(a)	29	10,834
Uber Technologies, Inc.(a)	22	956
Ulta Beauty, Inc.(a)	12	4,030
Union Pacific Corp.	154	33,689
United Parcel Service, Inc., Class B	436	83,433
UnitedHealth Group, Inc.	292	120,368
Vail Resorts, Inc.(a)	3	916
Valero Energy Corp.	639	42,794
Vertiv Holdings Co.	2,080	58,323
VMware, Inc., Class A(a)	356	54,731
Vulcan Materials Co.	334	60,117
Walmart, Inc.	248	35,352
Walt Disney Co.(a)	528	92,939
Wells Fargo & Co.	148	6,799
Wynn Resorts Ltd.(a)	87	8,555
Zimmer Biomet Holdings, Inc.	33	5,393
Zoetis, Inc.	18	3,649
Zscaler, Inc.(a)	56	13,211

		4,778,442

Total Common Stocks — 91.6% (Cost: $5,275,404)		7,580,746

Investment Companies

United States(e)(f) — 0.2%
iShares China Large-Cap ETF	152	6,162
KraneShares Bosera MSCI China A ETF, Class A	80	3,594
KraneShares CSI China Internet ETF	60	3,028

Total Investment Companies — 0.2% (Cost: $12,722)		12,784

Preferred Securities

Preferred Stocks — 0.7%

Brazil — 0.0%
Itau Unibanco Holding SA, Preference Shares	450	2,618

Germany — 0.3%
Volkswagen AG, Preference Shares	91	22,165

United States — 0.4%
Aptiv PLC, Series A, 06/15/23	63	11,829
Becton Dickinson and Co., Series B, 06/01/23	244	13,718
Boston Scientific Corp., Series A, 06/01/23	40	4,914

		30,461

Total Preferred Securities — 0.7% (Cost: $50,521)		55,244

Warrants

Cayman Islands — 0.0%
TPG Pace Beneficial Finance Corp., Class A(a)	30	88

United States(a) — 0.0%
Cano Health, Inc. (Expires 06/03/2026)	121	349
EVgo, Inc.	60	165

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Reinvent Technology Partners Z, Class A	57	$94
Rotor Acquisition Corp., Class A	270	320
Tortoise Acquisition Corp. II	70	130

		1,058

Total Warrants — 0.0%
(Cost: $1,548)		1,146

Total Long-Term Investments — 92.5% (Cost: $5,340,195)		7,649,920

Short-Term Securities

Money Market Funds — 6.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(e)(f)	546,558	546,558

Total Short-Term Securities — 6.6% (Cost: $546,558)		546,558

Options Purchased — 0.2% (Cost: $18,094)		15,137

Total Investments Before Options Written — 99.3% (Cost: $5,904,847)		8,211,615

Options Written — (0.1)%
(Premiums Received: $(9,528))		(6,757)

Total Investments, Net of Options Written — 99.2% (Cost: $5,895,319)		8,204,858
Other Assets Less Liabilities — 0.8%		66,880

Net Assets — 100.0%		$8,271,738

(a)	Non-income producing security.
(b)	Rounds to less than 1,000.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$471,545	$75,013	(a)	$—	$—	$—	$546,558	546,558	$7	$—
iShares China Large-Cap ETF	7,035	—		—	—	(873)	6,162	152	23	—

					$—	$(873)	$552,720		$30	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SGX Nifty 50 Index	3	08/26/21	$95	$(96)
S&P/TSE 60 Index	1	09/16/21	194	1,504
FTSE 100 Index	2	09/17/21	194	(3,561)
S&P 500 E-Mini Index	2	09/17/21	439	15,280

				13,127

4

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock GA Dynamic Equity Fund

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
FTSE Taiwan Index	2	08/30/21	$120	$(886)
KOSPI 200 Index	1	09/09/21	95	1,508
Nikkei 225 Yen-Denominated	1	09/09/21	125	6,354

				6,976

				$20,103

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	331,761	EUR	272,000	Citibank N.A.	09/10/21	$8,862
USD	81,842	HKD	635,000	BNP Paribas S.A.	09/10/21	123
USD	83,069	TWD	2,306,000	HSBC Bank USA N.A.	09/24/21	401

						9,386

AUD	155,000	USD	119,822	Morgan Stanley & Co. International PLC	09/10/21	(6,055)
CAD	148,000	USD	122,173	Deutsche Bank AG	09/10/21	(3,548)
CHF	70,000	USD	78,307	Morgan Stanley & Co. International PLC	09/10/21	(957)
GBP	95,000	USD	134,068	Morgan Stanley & Co. International PLC	09/10/21	(2,006)
JPY	32,277,000	USD	294,627	Morgan Stanley & Co. International PLC	09/10/21	(326)
INR	4,815,000	USD	65,372	BNP Paribas S.A.	09/17/21	(958)

						(13,850)

						$(4,464)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ConocoPhillips	2	08/20/21	USD	65.00	USD	11	$28
Wells Fargo & Co.	3	08/20/21	USD	45.00	USD	14	497
Apple, Inc.	2	09/17/21	USD	155.00	USD	29	322
Comcast Corp., Class A	3	09/17/21	USD	60.00	USD	18	357
Facebook, Inc., Class A	1	09/17/21	USD	375.00	USD	36	605
JPMorgan Chase & Co.	1	09/17/21	USD	155.00	USD	15	353
Mastercard, Inc., Class A	1	09/17/21	USD	380.00	USD	39	1,767
Wells Fargo & Co.	3	09/17/21	USD	45.00	USD	14	708
Apple, Inc.	1	10/15/21	USD	155.00	USD	15	286
Micron Technology, Inc.	2	10/15/21	USD	85.00	USD	16	470
Microsoft Corp.	1	10/15/21	USD	305.00	USD	28	281
Global Payments, Inc.	1	11/19/21	USD	200.00	USD	19	1,010
Diamondback Energy, Inc.	1	12/17/21	USD	90.00	USD	8	540
Diamondback Energy, Inc.	2	12/17/21	USD	115.00	USD	15	355
Caesars Entertainment, Inc.	1	01/21/22	USD	100.00	USD	9	690
Devon Energy Corp.	3	01/21/22	USD	28.00	USD	8	727
Devon Energy Corp.	2	01/21/22	USD	35.00	USD	5	185

							9,181

Put
Lowe’s Cos., Inc.	1	10/15/21	USD	190.00	USD	19	792

							$9,973

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock GA Dynamic Equity Fund

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
D.R. Horton, Inc.	Citibank N.A.	133	08/20/21	USD	90.00	USD	13	$848
Global Payments, Inc.	Citibank N.A.	140	08/20/21	USD	200.00	USD	27	616
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	12	08/20/21	EUR	675.00	EUR	8	193
PayPal Holdings, Inc.	BNP Paribas S.A.	54	08/20/21	USD	297.50	USD	15	63
Adidas AG.	Barclays Bank PLC	20	09/17/21	EUR	330.00	EUR	6	77
Autodesk, Inc.	Nomura International PLC	68	09/17/21	USD	295.00	USD	22	2,098
Sanofi SA	Credit Suisse International	65	10/15/21	EUR	90.00	EUR	6	117
Unilever PLC	Credit Suisse International	205	10/15/21	EUR	49.77	EUR	10	348
Vodafone Group PLC, ADR	BNP Paribas S.A.	4,883	10/15/21	GBP	1.25	GBP	5	100
Vodafone Group PLC, ADR	Goldman Sachs International	4,081	11/19/21	GBP	1.25	GBP	5	170
Amazon.com, Inc.	Citibank N.A.	5	06/17/22	USD	4,150.00	USD	17	534

								$5,164

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Capital One Financial Corp.	1	08/20/21	USD	160.00	USD	16	$(507)
ConocoPhillips	2	08/20/21	USD	75.00	USD	11	(6)
Apple, Inc.	2	09/17/21	USD	170.00	USD	29	(63)
Comcast Corp., Class A	3	09/17/21	USD	65.00	USD	18	(53)
Facebook, Inc., Class A	1	09/17/21	USD	405.00	USD	36	(159)
Wells Fargo & Co.	3	09/17/21	USD	52.50	USD	14	(72)
Lowe’s Cos., Inc.	1	10/15/21	USD	220.00	USD	19	(154)
Micron Technology, Inc.	2	10/15/21	USD	95.00	USD	16	(155)
Global Payments, Inc.	1	11/19/21	USD	220.00	USD	19	(465)
Diamondback Energy, Inc.	1	12/17/21	USD	130.00	USD	8	(98)
Diamondback Energy, Inc.	2	12/17/21	USD	135.00	USD	15	(155)
Caesars Entertainment, Inc.	1	01/21/22	USD	130.00	USD	9	(176)
Devon Energy Corp.	2	01/21/22	USD	40.00	USD	5	(115)
Devon Energy Corp.	3	01/21/22	USD	38.00	USD	8	(217)

							(2,395)

Put
Global Payments, Inc.	1	08/20/21	USD	170.00	USD	19	(75)
Wells Fargo & Co.	3	08/20/21	USD	40.00	USD	14	(38)
Wells Fargo & Co.	3	09/17/21	USD	40.00	USD	14	(126)
Apple, Inc.	1	10/15/21	USD	130.00	USD	15	(183)
Lowe’s Cos., Inc.	1	10/15/21	USD	175.00	USD	19	(332)
Microsoft Corp.	1	10/15/21	USD	255.00	USD	28	(284)
Global Payments, Inc.	1	11/19/21	USD	175.00	USD	19	(665)

							(1,703)

							$(4,098)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Hoya Corp.	JPMorgan Chase Bank N.A.	44	08/13/21	JPY	16,625.69	JPY	678	$(8)
Kose Corp.	Morgan Stanley & Co. International PLC	9	08/13/21	JPY	19,925.43	JPY	155	—
Recruit Holdings Ltd.	Goldman Sachs International	29	08/13/21	JPY	6,191.74	JPY	163	(2)
Sony Group Corp.	Goldman Sachs International	15	08/13/21	JPY	11,899.94	JPY	171	(7)
D.R. Horton, Inc.	Citibank N.A.	133	08/20/21	USD	97.50	USD	13	(242)
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	12	08/20/21	EUR	715.00	EUR	8	(28)
NXP Semiconductors NV	Nomura Securities International Inc.	100	08/20/21	USD	225.00	USD	21	(118)
PayPal Holdings, Inc.	BNP Paribas S.A.	54	08/20/21	USD	320.00	USD	15	(17)
Fanuc Corp.	Goldman Sachs International	6	09/10/21	JPY	31,178.63	JPY	146	(1)

6

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock GA Dynamic Equity Fund

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Hoya Corp.	JPMorgan Chase Bank N.A.	44	09/10/21	JPY	17,001.10	JPY	678	$(26)
Recruit Holdings Ltd.	JPMorgan Chase Bank N.A.	29	09/10/21	JPY	6,437.05	JPY	163	(7)
Shin-Etsu Chemical Co. Ltd.	JPMorgan Chase Bank N.A.	34	09/10/21	JPY	20,471.64	JPY	604	(11)
Sony Group Corp.	Goldman Sachs International	15	09/10/21	JPY	13,105.73	JPY	171	(3)
Adidas AG	Barclays Bank PLC	20	09/17/21	EUR	360.00	EUR	6	(11)
Autodesk, Inc.	Nomura International PLC	98	09/17/21	USD	325.00	USD	31	(1,291)
Vodafone Group PLC, ADR	Goldman Sachs International	4,081	11/19/21	GBP	1.40	GBP	5	(42)

								(1,814)

Put
D.R. Horton, Inc.	Citibank N.A.	133	08/20/21	USD	82.50	USD	13	(37)
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	12	08/20/21	EUR	605.00	EUR	8	(18)
PayPal Holdings, Inc.	BNP Paribas S.A.	54	08/20/21	USD	260.00	USD	15	(121)
Adidas AG	Barclays Bank PLC	20	09/17/21	EUR	295.00	EUR	6	(167)
Autodesk, Inc.	Nomura International PLC	68	09/17/21	USD	250.00	USD	22	(55)
Sanofi SA	Credit Suisse International	65	10/15/21	EUR	80.00	EUR	6	(61)
Unilever PLC	Credit Suisse International	205	10/15/21	EUR	43.49	EUR	10	(114)
Amazon.com, Inc.	Citibank N.A.	2	06/17/22	USD	2,800.00	USD	7	(272)

								(845)

								$(2,659)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(b)	02/24/22 – 02/24/23	$1,768	$2,545	(c)	$4,329	0.5%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/23	(28,585)	(733	)(e)	(29,316)	0.3

					$1,812		$(24,987)

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(16) of net dividends and financing fees.
(e)	Amount includes $(2) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	18-37 basis points	18 basis points
Benchmarks:	USD - 1M US Dollar LIBOR BBA	USD - 1D Overnight Bank Funding Rate (OBFR01)
USD - 1W US Dollar LIBOR BBA

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock GA Dynamic Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates February 24, 2022 and February 24, 2023:

Security	Shares	Value	% of Basket Value
Reference Entity — Long

Common Stocks

Italy
Leonardo SpA, Class A	3,008	$23,639	546.1%

Total Reference Entity — Long		23,639

Reference Entity — Short

Common Stocks

United States
Appian Corp.	(94)	(10,944)	(252.8)
DoorDash, Inc., Class A	(48)	(8,366)	(193.3)

Total Reference Entity — Short		(19,310)

Net Value of Reference Entity — Citibank N.A		$4,329

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value
Reference Entity — Short

Common Stocks

United States
JM Smucker Co.	(25)	$(3,278)	11.2%
Snowflake Inc., Class A	(35)	(9,300)	31.7
Walgreens Boots Alliance, Inc.	(355)	(16,738)	57.1

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(29,316)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Argentina	$54,904	$—	$—	$54,904
Australia	—	11,040	—	11,040
Brazil	13,442	—	—	13,442
Canada	107,497	—	—	107,497
Cayman Islands	34,920	—	—	34,920
Chile	332	—	—	332
China	56,169	209,987	—	266,156
Denmark	—	5,850	—	5,850

8

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock GA Dynamic Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Finland	$—	$25,941	$—	$25,941
France	—	380,968	—	380,968
Germany	63,682	386,188	—	449,870
Hong Kong	—	61,078	—	61,078
Indonesia	—	3,097	—	3,097
Ireland	33,537	—	—	33,537
Israel	34,352	—	—	34,352
Italy	—	179,591	—	179,591
Japan	—	153,567	—	153,567
Netherlands	48,502	238,860	—	287,362
Norway	1,247	—	—	1,247
Poland	—	6,039	—	6,039
Portugal	2,506	—	—	2,506
Singapore	—	8,342	—	8,342
South Korea	—	82,759	—	82,759
Spain	—	54,978	—	54,978
Sweden	5,794	122,500	—	128,294
Switzerland	5,169	5,284	—	10,453
Taiwan	—	129,475	—	129,475
Thailand	2,551	718	—	3,269
United Arab Emirates	—	—	—	—
United Kingdom	13,192	258,246	—	271,438
United States	4,778,442	—	—	4,778,442
Investment Companies	12,784	—	—	12,784
Preferred Securities
Preferred Stocks
Brazil	2,618	—	—	2,618
Germany	—	22,165	—	22,165
United States	30,461	—	—	30,461
Warrants	1,146	—	—	1,146
Short-Term Securities
Money Market Funds	546,558	—	—	546,558
Options Purchased
Equity Contracts	9,973	5,164	—	15,137

	$5,859,778	$2,351,837	$—	$8,211,615

Derivative Financial Instruments(a)
Assets
Equity Contracts	$24,646	$2,545	$—	$27,191
Foreign Currency Exchange Contracts.	—	9,386	—	9,386
Liabilities
Equity Contracts	(8,641)	(3,392)	—	(12,033)
Foreign Currency Exchange Contracts	—	(13,850)	—	(13,850)

	$16,005	$(5,311)	$—	$10,694

(a)

Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and options written. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock GA Dynamic Equity Fund

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

TWD	New Taiwan Dollar

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

PCL	Public Company Limited

S&P	Standard & Poor’s

10